Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share

6. Net Loss Per Share

Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include outstanding stock options, unvested restricted stock units, warrants and stock issuance commitments, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding as of March 31, 2014 and 2013, as they would be anti-dilutive.

	As of March 31,
	2014	2013
Options outstanding	1,774,270	1,798,624
Unvested restricted stock units	527,777	72,916
Warrants outstanding	68,600	68,600

16.	Net Loss Per Share

Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include outstanding stock options, unvested restricted stock units, warrants and stock issuance commitments, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following potentially dilutive securities outstanding prior to the use of the treasury stock method have been excluded from the computation of diluted weighted-average shares outstanding for the years ended December 31, 2013, 2012 and 2011, as they would be anti-dilutive.

	As of December 31,
	2013	2012	2011
Options outstanding	1,681,325	1,314,196	1,262,231
Unvested restricted stock or restricted stock units	72,916	62,500	94,792
Warrants outstanding	68,600	68,600	68,600
Outstanding stock issuance commitments (See Note 11)	—	9,722	—